Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 417
Ending balance	300	€ 417
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charge	(74)
Adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	417
Ending balance		417
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	675	632
Increases	22	20
Decreases	(1)
Exchange differences	(12)	23
Ending balance	684	675
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(258)	(195)
Decreases	1
Depreciation charge	(56)	(59)
Exchange differences	3	(4)
Impairment charge	(49)
Ending balance	(384)	€ (258)
Accumulated amortization | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charge	€ (74)